Stock-Based Compensation - Schedule of Share Option Plan (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Share Option Plan [Abstract]
Number of Options outstanding at the beginning of the year | shares	11,326,943
Weighted-Average Exercise price, Options outstanding at the beginning of the year | $ / shares	$ 0.97
Number of Options, Granted during the year | shares	479,505
Weighted- Average Exercise price, Granted during the year | $ / shares	$ 2.36
Number of Options, Exercised during the year | shares	(1,215,870)
Weighted- Average Exercise price, Exercised during the year | $ / shares	$ 0.71
Number of Options, Forfeited during the year | shares	(21,408)
Weighted- Average Exercise price, Forfeited during the year | $ / shares	$ 0.82
Number of Options outstanding at the end of the year | shares	10,569,170
Weighted-Average Exercise price, Outstanding at the end of the year | $ / shares	$ 1.07
Number of Options, exercisable at year-end | shares	10,076,990
Weighted- Average Exercise price, options exercisable at year-end | $ / shares	$ 0.99